Schedule of Deferred IPO Costs (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred Ipo Costs
Legal fees		$ 199,559
Accounting fees		327,743
Filing Fees		6,860
Printing fees		7,242
Miscellaneous expenses		33,461
Deferred IPO costs		$ 574,865